Statements of Changes in Shareholders' Capital (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Capital, Beginning of Period		$ 87,893,859	$ 110,938,681	$ 14,855,197
Contributions	15,027,200	2,400	40,581,012	94,893,939
Redemptions		(29,289,102)	(59,383,876)
Net investment loss	(25,508)	(334,156)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments		(280)	13,430	199
Forward currency contracts	435	629,770	(3,234,749)	699,926
Futures contracts	(67,036)	16,378	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	(6,245)	161,947	(207,584)	102,402
Forward currency contracts	51,933	(200,717)	1,152,214	(175,836)
Futures contracts	(125,582)	(539,264)	1,891,124	(1,917,712)
Shareholders' Capital, End of Period	$ 14,855,197	$ 58,340,835	$ 87,893,859	$ 110,938,681
Net Asset Value per Share, End of Period	$ 49.52	$ 48.62	$ 48.83	$ 50.43